Right-of-use Assets, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets, Net
Beginning balance	$ 6,085,861	$ 6,670,298
Depreciation for the year	(1,079,740)	(1,204,089)
Ending balance	3,336,917	6,085,861
Cost
Right-of-use Assets, Net
Beginning balance	13,453,670	12,963,514
Additions	844,333	707,638
Retirements	(2,412,265)	(214,937)
Effect of translation	8,060	(2,545)
Ending balance	11,893,798	13,453,670
Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(7,367,809)	(6,293,216)
Depreciation for the year	(1,079,740)	(1,204,089)
Retirements and impairment adjustments	(105,009)
Retirements		128,185
Effect of translation	(4,323)	1,311
Ending balance	(8,556,881)	(7,367,809)
Buildings
Right-of-use Assets, Net
Beginning balance	3,912,835	4,126,601
Ending balance	2,316,672	3,912,835
Buildings | Cost
Right-of-use Assets, Net
Beginning balance	6,265,727	5,939,460
Additions	559,229	516,674
Retirements	(2,336,761)	(187,862)
Effect of translation	8,060	(2,545)
Ending balance	4,496,255	6,265,727
Buildings | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(2,352,892)	(1,812,859)
Depreciation for the year	(481,146)	(635,535)
Retirements and impairment adjustments	658,778
Retirements		94,191
Effect of translation	(4,323)	1,311
Ending balance	(2,179,583)	(2,352,892)
Satellite Transponders
Right-of-use Assets, Net
Beginning balance	1,068,905	1,353,946
Ending balance		1,068,905
Satellite Transponders | Cost
Right-of-use Assets, Net
Beginning balance	4,275,619	4,275,619
Ending balance	4,275,619	4,275,619
Satellite Transponders | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(3,206,714)	(2,921,673)
Depreciation for the year	(285,041)	(285,041)
Retirements and impairment adjustments	(783,864)
Ending balance	(4,275,619)	(3,206,714)
Technical Equipment
Right-of-use Assets, Net
Beginning balance	828,644	842,814
Ending balance	773,032	828,644
Technical Equipment | Cost
Right-of-use Assets, Net
Beginning balance	2,230,176	2,098,782
Additions	118,164	131,422
Retirements		(28)
Ending balance	2,348,340	2,230,176
Technical Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(1,401,532)	(1,255,968)
Depreciation for the year	(182,738)	(145,592)
Retirements and impairment adjustments	8,962
Retirements		28
Ending balance	(1,575,308)	(1,401,532)
Computer Equipment
Right-of-use Assets, Net
Beginning balance	59,528	81,609
Ending balance	5,683	59,528
Computer Equipment | Cost
Right-of-use Assets, Net
Beginning balance	142,203	118,648
Additions		24,004
Retirements	(39,562)	(449)
Ending balance	102,641	142,203
Computer Equipment | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(82,675)	(37,039)
Depreciation for the year	(25,398)	(45,663)
Retirements and impairment adjustments	11,115
Retirements		27
Ending balance	(96,958)	(82,675)
Others
Right-of-use Assets, Net
Beginning balance	215,949	265,328
Ending balance	241,530	215,949
Others | Cost
Right-of-use Assets, Net
Beginning balance	539,945	531,005
Additions	166,940	35,538
Retirements	(35,942)	(26,598)
Ending balance	670,943	539,945
Others | Accumulated depreciation
Right-of-use Assets, Net
Beginning balance	(323,996)	(265,677)
Depreciation for the year	(105,417)	(92,258)
Retirements		33,939
Ending balance	$ (429,413)	$ (323,996)